SEVERANCE AND RELOCATION COSTS AND AGREEMENTS WITH EXECUTIVE OFFICERS (Activity Relating to Reserves for Outsourcing and RIFs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Severance Reserve Outsourcing RIF [Member]
Activity for the year ended December 31
Beginning Balance	$ 1,159
Provision		$ 18,616
Change in estimate		(1,831)
Utilized	$ (1,159)	(15,626)
Ending Balance		1,159
Severance Reserve April 2013 RIF [Member]
Activity for the year ended December 31
Beginning Balance		1,368
Provision			3,824
Change in estimate			25
Utilized		(1,176)	(2,059)
Release of excess reserves		$ (192)	(422)
Ending Balance			$ 1,368